Reinsurance - Narrative (Details) - USD ($) $ in Millions				6 Months Ended		12 Months Ended
	Dec. 31, 2022	Nov. 01, 2022	Dec. 30, 2021	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022
Effects of Reinsurance [Line Items]
Life insurance recoveries on ceded reinsurance contracts				$ 782	$ 958	$ (1,670)	$ 1,648
Market risk benefits	$ 1,204					1,074	1,204
Fixed Annuity
Effects of Reinsurance [Line Items]
Policyholder benefits and claims incurred, assumed						7,300
Guardian
Effects of Reinsurance [Line Items]
Proceeds from (payments for) ceding commissions and other		$ 65
Guardian | Reinsurance Contract [Axis]: GIAC Reinsurance Agreement
Effects of Reinsurance [Line Items]
Reinsurance payable		7,100
Assumed reinsurance, consideration received		121
Proceeds from (payments for) ceding commissions and other		$ 65
Administrative service agreement period		2 years
Guardian | Reinsurance Contract [Axis]: GIAC Reinsurance Agreement | General Account Reserves
Effects of Reinsurance [Line Items]
Reinsurance payable		$ 439
General account reserves assumed		100.00%
Guardian | Reinsurance Contract [Axis]: GIAC Reinsurance Agreement | Separate Account Reserves
Effects of Reinsurance [Line Items]
Reinsurance payable		$ 6,700
Separate account assets and liabilities assumed		100.00%
Allianz
Effects of Reinsurance [Line Items]
Proceeds from (payments for) ceding commissions and other			$ (866)
Allianz | Reinsurance Contract [Axis]: Allianz Reinsurance Agreement
Effects of Reinsurance [Line Items]
Proceeds from (payments for) ceding commissions and other			(866)
Assumed reinsurance, consideration transferred			693
Allianz | Reinsurance Contract [Axis]: Allianz Reinsurance Agreement | Fixed Annuity
Effects of Reinsurance [Line Items]
Policyholder benefits and claims incurred, assumed			$ 8,000
Allianz | Fixed income securities
Effects of Reinsurance [Line Items]
Assets held in trust	6,200					6,400	6,200
Allianz | Short-term investments
Effects of Reinsurance [Line Items]
Assets held in trust	199					58	199
Allianz | Cash
Effects of Reinsurance [Line Items]
Assets held in trust	$ 130					$ 202	130
TR Re | Reinsurance Contract [Axis]: Inforce Agreement and Flow Agreement
Effects of Reinsurance [Line Items]
Reinsured risk, percentage	75.00%
Assumed reinsurance, deferred gain	$ 511			$ 129			$ 511